Feb. 27, 2026
AMERICAN HIGH-INCOME MUNICIPAL BOND FUND | American High-Income Municipal Bond Fund® (Class R6)

3. The “Annual fund operating expenses” and “Example” tables in the “Fees and expenses of the fund” section for American High-Income Municipal Bond Fund are amended to read as follows. Except as indicated below, footnotes in the prospectus remain unchanged.

Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Annual fund operating expenses (expenses that you pay each year as a percentage of the net asset value of your investment)
Share class:	R-6
Management fees*	0.28%
Distribution and/or service (12b-1) fees	none
Other expenses	0.04
Total annual fund operating expenses	0.32

*	Restated to reflect current fees.

Share class	1 year	3 years	5 years	10 years
R-6	$33	$103	$180	$406

Keep this supplement with your prospectus.
Limited Term Tax-Exempt Bond Fund of America®
The Tax-Exempt Bond Fund of America®
American High-Income Municipal Bond Fund®

Prospectus Supplement

March 1, 2026

(for the most recent R-6 shares statutory prospectus)